RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Fortress Operating Group Balance Sheet Interests) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 employee	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Total Equity	$ 1,282,955	$ 1,614,905	$ 1,216,650	$ 1,062,392
Principals’ and others’ interests in equity of consolidated subsidiaries	(639,356)	(789,838)
Total Fortress shareholders’ equity	643,599	825,067
Equity of Fortress Operating Group units held by the Principals and a former senior employee	556,720	725,424
Number of senior employees holding ownership interests in Fortress Operating Group RPUs	1
Shares owned by registrant (as a percent)	48.00%	49.10%
Class B Shares [Member]
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Common Stock, Shares Outstanding	226,331,513	249,534,372	249,534,372	305,857,751
Class A Shares [Member]
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Common Stock, Shares Outstanding	208,535,157	240,741,920	218,286,342	189,824,053
Fortress Operating Group portion of interests [Member]
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Total Equity	1,152,297	1,489,701
Principals’ and others’ interests in equity of consolidated subsidiaries	(82,636)	(64,414)
Total Fortress shareholders’ equity	1,069,661	1,425,287
Fortress Operating Group units as a percent of total	52.00%	50.90%
Equity of Fortress Operating Group units held by the Principals and a former senior employee	$ 556,720	$ 725,424
Fortress Operating Group portion of interests [Member] | Class B Shares [Member]
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Common Stock, Shares Outstanding	226,331,513	249,534,372
Fortress Operating Group portion of interests [Member] | Class A Shares [Member]
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Common Stock, Shares Outstanding	208,535,157	240,741,920
Fortress Operating Group portion of interests [Member] | Class A and Class B Shares [Member]
Non Controlling Interest in the Equity of the Consolidated Subsidiary
Common Stock, Shares Outstanding	434,866,670	490,276,292